Shareholder Report, Line Graph (Details) - USD ($)				12 Months Ended				24 Months Ended			36 Months Ended			48 Months Ended			60 Months Ended			72 Months Ended		84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 30, 2020	Nov. 08, 2019	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2016	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2017	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2018	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
American Funds® International Vantage Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds International Vantage Fund — Class A (with sales charge)
Accumulated Value		$ 9,425				$ 9,784			$ 12,359			$ 9,254			$ 10,411			$ 12,420		$ 14,925
American Funds® International Vantage Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds International Vantage Fund — Class C (with sales charge)
Accumulated Value		10,000				10,324			12,945			9,626			10,755			12,744		15,204
American Funds® International Vantage Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds International Vantage Fund — Class T (with sales charge)
Accumulated Value		9,750				10,122			12,832			9,629			10,871			13,011		15,674
American Funds® International Vantage Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds International Vantage Fund — Class F-1
Accumulated Value		10,000				10,388			13,133			9,836			11,081			13,229		15,901
American Funds® International Vantage Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds International Vantage Fund — Class F-2
Accumulated Value		10,000				10,410			13,197			9,906			11,197			13,403		16,156
American Funds® International Vantage Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds International Vantage Fund — Class F-3
Accumulated Value			$ 10,000				$ 9,880			$ 12,224			$ 11,479			$ 13,655			$ 14,383		$ 18,252	$ 13,720	$ 15,516	$ 18,600	$ 22,439
American Funds® International Vantage Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds International Vantage Fund — Class 529-A (with sales charge)
Accumulated Value		9,650				10,010			12,655			9,468			10,657			12,729		15,294
American Funds® International Vantage Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds International Vantage Fund — Class 529-C (with sales charge)
Accumulated Value		10,000				10,309			12,936			9,617			10,746			12,729		15,294
American Funds® International Vantage Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds International Vantage Fund — Class 529-E
Accumulated Value		10,000				10,381			13,097			9,795			11,008			13,103		15,710
American Funds® International Vantage Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds International Vantage Fund — Class 529-T (with sales charge)
Accumulated Value		9,750				10,128			12,826			9,624			10,859			12,990		15,644
American Funds® International Vantage Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds International Vantage Fund — Class 529-F-1
Accumulated Value		10,000				10,395			13,171			9,885			11,152			13,343		16,069
American Funds® International Vantage Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds International Vantage Fund — Class 529-F-2
Accumulated Value	$ 10,000				$ 12,665			$ 9,509			$ 10,741			$ 12,851			$ 15,482
American Funds® International Vantage Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds International Vantage Fund — Class 529-F-3
Accumulated Value	10,000				12,676			9,528			10,767			12,888			15,549
American Funds® International Vantage Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds International Vantage Fund — Class R-1
Accumulated Value		10,000				10,417			13,121			9,765			10,936			12,973		15,494
American Funds® International Vantage Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds International Vantage Fund — Class R-2
Accumulated Value		10,000				10,399			13,077			9,735			10,903			12,931		15,433
American Funds® International Vantage Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds International Vantage Fund — Class R-2E
Accumulated Value		10,000				10,394			13,085			9,795			10,998			13,079		15,653
American Funds® International Vantage Fund - R-3
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds International Vantage Fund — Class R-3
Accumulated Value		10,000				10,410			13,121			9,798			11,005			13,109		15,709
American Funds® International Vantage Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds International Vantage Fund — Class R-4
Accumulated Value		10,000				10,403			13,148			9,859			11,107			13,269		15,946
American Funds® International Vantage Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds International Vantage Fund — Class R-5E
Accumulated Value		10,000				10,417			13,202			9,909			11,187			13,388		16,121
American Funds® International Vantage Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds International Vantage Fund — Class R-5
Accumulated Value		10,000				10,418			13,211			9,933			11,222			13,441		16,208
American Funds® International Vantage Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds International Vantage Fund — Class R-6
Accumulated Value		10,000				10,419			13,218			9,941			11,243			13,471		16,253
MSCI EAFE (Europe, Australasia, Far East) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE (Europe, Australasia, Far East) Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000		$ 13,418	$ 9,211	$ 9,677	$ 10,332	$ 12,360	$ 11,945	$ 11,820	$ 9,517	$ 11,127	$ 14,535	$ 10,888	$ 12,355	$ 17,882	$ 13,388	$ 11,507	$ 16,472	$ 15,441	$ 11,889	$ 13,602	$ 16,725	$ 20,578